VGI-Q1

Quarterly Report
March 31, 2026
MFS®  Investors Trust Series

MFS® Variable Insurance Trust

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 3.0%
Howmet Aerospace, Inc.	12,329	$2,841,342
RTX Corp.	21,067	4,063,824
		$6,905,166
Alcoholic Beverages – 0.5%
Diageo PLC	66,613	$1,237,690
Apparel, Footwear, & Accessories – 0.7%
LVMH Moet Hennessy Louis Vuitton SE	2,659	$1,478,045
Business Services – 0.7%
TransUnion	11,901	$823,430
Verisk Analytics, Inc., “A”	4,492	852,357
		$1,675,787
Chemicals – 1.6%
Linde PLC	7,606	$3,770,751
Construction – 1.8%
Allegion PLC	17,277	$2,510,176
Otis Worldwide Corp.	22,340	1,721,967
		$4,232,143
Consumer Products – 2.8%
Colgate-Palmolive Co.	21,923	$1,868,497
Kenvue, Inc.	57,866	997,610
Procter & Gamble Co.	24,394	3,523,470
		$6,389,577
Diversified Financial Services – 6.3%
CME Group, Inc.	11,736	$3,466,228
Mastercard, Inc., “A”	7,888	3,941,318
Moody's Corp.	2,924	1,275,595
NASDAQ, Inc.	20,927	1,776,493
Visa, Inc., “A”	13,739	4,152,475
		$14,612,109
Electrical Equipment – 6.7%
AMETEK, Inc.	9,110	$1,952,820
Amphenol Corp., “A”	21,938	2,771,866
Eaton Corp. PLC	8,196	2,931,463
Emerson Electric Co.	25,171	3,297,904
Hubbell, Inc.	4,239	2,080,247
TE Connectivity PLC	11,532	2,410,419
		$15,444,719
Energy - Independent – 3.8%
ConocoPhillips	34,174	$4,510,968
Exxon Mobil Corp.	24,462	4,150,223
		$8,661,191

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Global Systemically Important Banks – 5.0%
Bank of America Corp.	19,772	$963,885
Goldman Sachs Group, Inc.	4,956	4,192,726
JPMorgan Chase & Co.	21,244	6,249,135
		$11,405,746
Hardware, Peripherals, & Assembly – 9.3%
Apple, Inc.	58,369	$14,813,469
Arista Networks, Inc. (a)	20,059	2,462,844
EPAM Systems, Inc. (a)	10,105	1,368,217
Seagate Technology Holdings PLC	6,970	2,730,567
		$21,375,097
Health Maintenance Organizations – 1.1%
Cigna Group	9,608	$2,562,934
Insurance – 3.7%
Aon PLC	8,627	$2,784,623
Chubb Ltd.	11,863	3,866,508
Willis Towers Watson PLC	6,505	1,891,003
		$8,542,134
Interactive Media Services – 8.5%
Alphabet, Inc., “A”	44,961	$12,928,985
Meta Platforms, Inc., “A”	11,779	6,739,119
		$19,668,104
Machinery & Tools – 0.5%
Veralto Corp.	14,102	$1,246,899
Medical Equipment – 6.4%
Abbott Laboratories	18,639	$1,913,666
Becton, Dickinson and Co.	9,848	1,548,401
Boston Scientific Corp. (a)	16,979	1,065,432
Medtronic PLC	37,601	3,258,127
STERIS PLC	12,311	2,722,332
Thermo Fisher Scientific, Inc.	6,368	3,130,063
Waters Corp. (a)	3,783	1,126,577
		$14,764,598
Pharmaceuticals & Biotechnology – 2.1%
Gilead Sciences, Inc.	7,790	$1,085,692
Pfizer, Inc.	42,861	1,203,537
Vertex Pharmaceuticals, Inc. (a)	2,798	1,249,419
Zoetis, Inc.	10,242	1,210,707
		$4,749,355
Pollution Control – 1.0%
Waste Management, Inc.	10,117	$2,324,785
Restaurants – 1.0%
Aramark	58,520	$2,372,401
Retail & E-commerce – 7.8%
Amazon.com, Inc. (a)	50,972	$10,615,938
BJ's Wholesale Club Holdings, Inc. (a)	17,910	1,762,702
Costco Wholesale Corp.	3,214	3,202,526
TJX Cos., Inc.	15,244	2,434,467
		$18,015,633

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – 13.2%
Analog Devices, Inc.	10,701	$3,404,416
Broadcom, Inc.	5,071	1,569,525
KLA Corp.	2,146	3,159,792
Lam Research Corp.	20,625	4,406,738
NVIDIA Corp.	88,643	15,459,339
Texas Instruments, Inc.	12,087	2,346,570
		$30,346,380
Software – 8.6%
Cadence Design Systems, Inc. (a)	4,103	$1,140,101
Check Point Software Technologies Ltd. (a)	16,062	2,294,457
Microsoft Corp.	38,721	14,333,352
Salesforce, Inc.	10,596	1,977,955
		$19,745,865
Utilities – 3.6%
Alliant Energy Corp.	40,586	$2,912,451
Southern Co.	20,572	1,985,610
Xcel Energy, Inc.	42,041	3,339,737
		$8,237,798
Total Common Stocks		$229,764,907
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 3.71% (v)	960,843	$960,843

Other Assets, Less Liabilities – (0.1)%		(151,146)
Net Assets – 100.0%		$230,574,604

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $960,843 and
$229,764,907, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$224,754,715	$—	$—	$224,754,715
Israel	2,294,457	—	—	2,294,457
France	—	1,478,045	—	1,478,045
United Kingdom	—	1,237,690	—	1,237,690
Investment Companies	960,843	—	—	960,843
Total	$228,010,015	$2,715,735	$—	$230,725,750
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,964,362	$5,341,461	$6,344,580	$(269)	$(131)	$960,843

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$14,438	$—